Filed Pursuant to Rule 497(e)

Registration No. 333-131842

HealthShares™, Inc. (the “Company”)

Supplement dated April 3, 2007 to the Company’s Prospectus and Statement of
Additional Information dated January 23, 2007

Effective April 3, 2007, the following portfolios of the Company will commence trading on the New York Stock Exchange (the “Exchange”), joining the Company’s other portfolios currently trading on the Exchange:

HealthShares™ European Drugs Exchange-Traded Fund (HRJ)

HealthShares™ Infectious Disease Exchange-Traded Fund (HHG)